Restructuring Charges	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Charges

NOTE P — Restructuring Charges

During April 2011, CTS initiated certain restructuring actions to reorganize certain operations to improve its cost structure. These actions resulted in the elimination of approximately 30 positions. The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

Of the restructuring charges incurred, $0.5 million was included in continuing operations and $0.2 million was included in discontinued operations. Restructuring charges from continuing operations are reported on a separate line on the Consolidated Statements of Operations. These restructuring actions were completed in the second quarter of 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7
Cost paid	(0.7)
Restructuring liability at December 31, 2011	$—

In October 2011, CTS announced plans to realign certain manufacturing operations and eliminate approximately 100 positions during the fourth quarter of 2011. As of December 31, 2011, the realignment plans were substantially complete.

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

Of the restructuring and restructuring-related costs incurred, $2.1 million was included in continuing operations and $0.3 million was included in discontinued operations. Restructuring charges from continuing operations are reported on a separate line on the Consolidated Statements of Operations and the restructuring-related costs for continuing operations are included in cost of goods sold. Restructuring actions were substantially completed at December 31, 2011.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

During June 2012, CTS initiated certain restructuring actions to reorganize certain operations to further improve its cost structure. These actions resulted in the elimination of approximately 250 positions. These actions were substantially completed by the middle of the fourth quarter of 2012. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2013
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

Of the restructuring and restructuring-related charges incurred, $2.1 million was included from continuing operations and $3.1 million was included from discontinued operations. Restructuring and impairment charges for continuing operations are reported on a separate line on the Consolidated Statements of Operations. Restructuring-related charges for continuing operations are reported as a component of Cost of Goods Sold on the Consolidated Statements of Operations.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2013:

($ in millions) June 2012 Plan
Restructuring liability at January 1, 2013	$0.1
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	—

Cost paid	(0.1)

Restructuring liability at December 31, 2013	$—

Included in the restructuring activities discussed above, CTS consolidated its operations from the U.K EMS manufacturing facility and the Tucson, Arizona Components and Sensors facility into other facilities. The EMS operations at the UK EMS facility were transferred to CTS’ EMS facilities located in Londonderry, New Hampshire and Matamoros, Mexico. The Components and Sensors operations at the Tucson, Arizona facility were transferred to CTS’ Components and Sensors facility located in Albuquerque, New Mexico.

During December of 2012, CTS further realigned its operations to suit the business needs of the Company. These realignment actions eliminated approximately 190 positions. These actions were completed as of March 31, 2013. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2013
Workforce reduction	$1.7	$1.8
Asset impairment charge	1.1	1.1
Other charge	0.3	0.4
Restructuring and impairment charges	$3.1	$3.3
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	0.3
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.9
Total restructuring and restructuring-related charges	4.1	4.2

Of the restructuring and restructuring-related charges incurred as of December 31, 2013, $0.2 million was included in continuing operations and $0.6 million was included in discontinued operations. Of the restructuring and restructuring-related charges incurred as of December 31, 2012, $2.4 million was included in continuing operations and $1.0 million was included in discontinued operations. Restructuring and impairment charges from continuing operations are reported on a separate line on the Consolidated Statements of Operations. Restructuring-related charges for continuing operations are reported as a component of Cost of Goods Sold on the Consolidated Statements of Operations.

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2013:

($ in millions) December 2012 Plan
Restructuring liability at January 1, 2013	$1.6
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.8

Cost paid	(2.4)
Restructuring liability at December 31, 2013	$—

During June of 2013, CTS announced plans to further restructure its operations to align its operations to the business needs of the Company. These restructuring actions will result in the elimination of approximately 350 positions. These actions are expected to be completed in 2014. The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) June 2013 Plan	Planned Costs	Actual incurred through December 31, 2013
Workforce reduction	$8.3	$7.2
Asset impairment charge	3.0	3.8
Other charges, including pension termination costs	5.5	0.3
Restructuring and impairment charges	$16.8	$11.3
Inventory write-down	$0.8	$1.1
Equipment relocation	0.9	0.2
Other charges	0.1	0.3
Restructuring-related charges	$1.8	$1.6
Total restructuring and restructuring-related charges	$18.6	$12.9

Of the restructuring and restructuring-related charges incurred, $11.5 million was included in continuing operations and $1.4 million was included in discontinued operations. Restructuring and impairment charges from continuing operations are reported on a separate line on the Consolidated Statements of Operations. Restructuring-related charges for continuing operations are reported as a component of Cost of Goods Sold on the Consolidated Statements of Operations.

The following table displays the restructuring reserve activity for the year ended December 31, 2013:

($ in millions) June 2013 Plan
Restructuring liability at April 1, 2013	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	8.0
Cost paid	(4.9)
Restructuring liability at December 31, 2013	$3.1

The restructuring activities discussed above, will simplify CTS’ global footprint by consolidating manufacturing facilities into existing locations. This plan includes the consolidation of operations from the U.K, manufacturing facility into the Czech Republic facility, the Carol Stream, Illinois manufacturing facility into the Juarez, Mexico facility and to discontinue manufacturing at its Singapore facility.